Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Items measured at fair value on a nonrecurring basis (nil at December 31, 2017 and 2016)	$ 0	$ 0
Money Market Funds [Member]
Cash and cash equivalents
Money market mutual funds	163	162
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Cash and cash equivalents
Money market mutual funds	$ 163	$ 162